Deposits and other borrowings - Certificates of deposit and term deposits (Details) - Australia $ in Millions	Sep. 30, 2019 AUD ($)
Deposits and other borrowings
Certificates of deposit greater than US$100,000	$ 26,259
Term deposits greater than US$100,000	138,305
Less Than 3 Months
Deposits and other borrowings
Certificates of deposit greater than US$100,000	10,522
Term deposits greater than US$100,000	82,291
Between 3 and 6 Months
Deposits and other borrowings
Certificates of deposit greater than US$100,000	542
Term deposits greater than US$100,000	28,166
Between 6 Months and 1 Year
Deposits and other borrowings
Certificates of deposit greater than US$100,000	15,159
Term deposits greater than US$100,000	21,572
Over 1 Year
Deposits and other borrowings
Certificates of deposit greater than US$100,000	36
Term deposits greater than US$100,000	$ 6,276